Fair Value (Details 2) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Auction rate securities [Member]	Dec. 31, 2011 Mortgage-backed security [Member]
Changes In Level 3 Investments
Cost, Beginning Balance	$ 124	$ 126	$ 99	$ 27
Gross Unrealized Gain Losses, Beginning Balance			(38)	(13)
Estimated Fair Value, Beginning Balance	75	75	61	14
Unrealized loss / gains			2
Redemptions				(2)
Cost, Ending Balance	124	126	99	25
Gross Unrealized Gain Losses, Ending Balance			(36)	(13)
Estimated Fair Value, Ending Balance	$ 75	$ 75	$ 63	$ 12